Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation
Summary of option valuation models

Grant Date	May 10, 2019	May 22, 2019
Fair value of shares (i)	EUR 10.90	EUR 10.02
Exercise price	EUR 1	EUR 1
Risk-free interest rate (ii)	0%	0%
Expected dividend yield (iii)	0%	0%
Expected life (years) (iv)	4 years	4 years
Expected volatility (v)	40%	40%

Fair value of options	EUR 9.90	EUR 9.02

Summary of RSU valuation models

Grant Date	May 8, 2019	May 10, 2019	May 22, 2019
Fair value of shares (i)	EUR 14.79	EUR 10.90	EUR 10.02
Exercise price	EUR 1	EUR 1	EUR 1
Risk-free interest rate (ii)	0%	0%	0%
Expected dividend yield (iii)	0%	0%	0%
Expected life (years) (iv)	1 year	2 years	2.25 years
Expected volatility (v)	40%	40%	40%

Fair value of options	EUR 13.79	EUR 9.90	EUR 9.02

Disclosure of number and weighted average exercise prices of share options [text block]

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(euro)	(euro)
Unvested awards outstanding at January 1, 2019	589,208	1.0	1.8	83.8
Multiplication/division factor	7.93	-	-	7.93
Unvested awards outstanding at January 1, 2019 after modification factor	4,671,733	1.0	1.8	10.6
Granted during the period	2,531,640	1.9	1.0	11.1
Exercised during the period	(2,550,066)
Forfeited during the period	(419,283)
Cancelled during the period	(8)
Vested during the period	(1,613,079)		1.0	10.8
Unvested awards outstanding at December 31, 2019	2,620,937	1.0	1.0	10.8
Vested awards outstanding at January 1, 2019	307,154			83.4
Multiplication/division factor	7.93			7.93
Vested awards outstanding at January 1, 2019 after modification factor	2,435,373		1.8	10.5
Cancelled during the period	(54)
Reclassification vested options	1,705
Vested during the period	1,613,079		1.0	10.8
Vested awards outstanding at December 31, 2019	4,050,103	—	1.0	10.7

Summary of awards as of December 31, 2018 and their valuation during the year is as follows:

		Weighted	Weighted
		average	average	Weighted
		remaining	exercise	average fair
	Number of	life	price	value
	awards	(years)	(euro)	(euro)
Unvested awards outstanding at January 1, 2018	601,591	2.1	1.9	83.3
Granted during the period	84,128	1.0	2.8	89.0
Granted as a replacement during the period	13,328	0.9	1.0	93.8
Replaced during the period	(313)		1.0	2,308.4
Forfeited during the period	(34,379)		1.0	83.3
Cancelled during the period	(85)		1.0	6,676.0
Vested during the period	(75,062)	0.4	1.8	85.1
Unvested awards outstanding at December 31, 2018	589,208	1.0	1.8	83.8
Vested awards outstanding at January 1, 2018	233,479		2.2	82.6
Cancelled during the period	(594)		0.6	1,007.4
Forfeited during the period	(146)		2.2	82.9
Replaced during the period	(647)		1.0	1,559.8
Vested during the period	75,062		1.8	85.1
Vested awards outstanding at December 31, 2018	307,154	—	1.8	83.4